Equity - Summary of Company's Shareholding Structure (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of shareholders	2,076
Total percentage of interest	100.00%
Upto one percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2,062
Total percentage of interest	14.22%
From one point zero one percent to five percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	11
Total percentage of interest	23.57%
From five point zero one percent to ten percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	1
Total percentage of interest	5.12%
Over Ten Percent [member]
Disclosure of classes of share capital [line items]
Number of shareholders	2
Total percentage of interest	57.09%